Other Receivables and Prepayments	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

3 — OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consist of the following:

	March 31, 2019	March 31, 2018
Advances to employees	$-	$117,983
Advance to service providers	196,456	35,984
Deposits for leases due within one operating period	2,982	12,167
Prepayments and prepaid expenses	-	574,992
Interest receivables	415,791	116,562
Other receivables	6,003	375,737
	$621,232	$1,233,425